Stock-based Compensation - Stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Compensation expense recognized
Total stock-based compensation expense	$ 184	$ 766
Sales and marketing
Compensation expense recognized
Total stock-based compensation expense	23	107
General and administrative
Compensation expense recognized
Total stock-based compensation expense	85	450
Research and development
Compensation expense recognized
Total stock-based compensation expense	$ 76	$ 209